OTHER ASSETS (Details) In Thousands, unless otherwise specified	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY	Sep. 30, 2013 CNY
Prepaid lease		2,709	2,080
Deposits for purchase of plant and equipment		1,252	5,145
Deposits for purchase of seed usage right		0	4,000
Others		48	31
Other Assets, Noncurrent, Total	$ 652	4,009	11,256